Related Party Transactions	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014
Related Party Transactions
Related Party Transactions

(9) Related Party Transactions

The Company entered into a Memorandum of Understanding (“Memorandum”) and a Non-Competition and Non-Solicitation Agreement (“Non-Compete”) with its Chairman Steve Sarowitz and Blue Marble, a separate legal entity owned by Mr. Sarowitz in June 2014.

The Memorandum established the ongoing market based terms between the Company and Blue Marble for services provided to or on behalf of each other.  In addition, Paylocity obtained a right of first refusal on the sale of Blue Marble, an option exercisable starting three years from the date of the Memorandum to purchase Blue Marble, and the right of first refusal to purchase any acquisition target of Blue Marble outside the United States of America, all at fair market value.  The Memorandum requires Blue Marble to obtain written consent from Paylocity should Blue Marble intend to acquire an entity that provides or partners with other service providers to provide products and services to clients located in the United States of America.  The Company provides no management guidance to the entity, has no equity interest in the entity, no obligation or intention to fund any of the entity’s operational shortfalls, and no right to any operational surpluses generated by the entity.

The Non-Compete agreement outlines the permissible activities and ongoing responsibilities of Mr. Sarowitz and Blue Marble including an obligation not to compete with services offered by Paylocity and an obligation not to solicit employees of Paylocity.

(18) Related Party Transactions

Blue Marble

The Company entered into a Memorandum of Understanding (“Memorandum”) and a Non-Competition and Non-Solicitation Agreement (“Non-Compete”) with its Chairman Steve Sarowitz and Blue Marble, a separate legal entity owned by Mr. Sarowitz, in June 2014.

As stipulated in the Memorandum, Mr. Sarowitz resigned as an employee of Paylocity but continues to serve the Company as the non-executive Chairman of the board of directors.  The Memorandum establishes the ongoing market based terms between the Company and Blue Marble for services provided to or on behalf of each other.  In addition, Paylocity obtained a right of first refusal on the sale of Blue Marble, an option exercisable starting three years from the date of the Memorandum to purchase Blue Marble, and the right of first refusal to purchase any acquisition target of Blue Marble outside the United States of America, all at fair market value.  The Memorandum requires Blue Marble to obtain written consent from Paylocity should Blue Marble intend to acquire an entity that provides or partners with other service providers to provide products and services to clients located in the United States of America.  The Company provides no management guidance to the entity, has no equity interest in the entity, no obligation or intention to fund any of the entity’s operational shortfalls, and no right to any operational surpluses generated by the entity.

The Non-Compete agreement outlines the permissible activities and ongoing responsibilities of Mr. Sarowitz and Blue Marble including an obligation not to compete with services offered by Paylocity and an obligation not to solicit employees of Paylocity.

Elite Sales

The Company purchased sales leads from an entity owned by one of the stockholders in the amount of approximately $404, $893 and $231 for the years ended June 30, 2012, 2013 and 2014, respectively. The Company provided no management guidance to the entity and had no equity interest in the entity, had no obligation or intention to fund any of the entity’s operational shortfalls, and had no right to any operational surpluses generated by the entity. Accounts payable to this entity were approximately $65 and $0 as of June 30, 2013 and 2014, respectively. On October 14, 2013, the Company hired substantially all of the employees of the sales lead generation entity described above.

Principal Stockholder Contribution for Cash Bonuses

In May 2014, the Company’s Chairman paid approximately $1,052 to the Company for the express purpose of paying a cash bonus to long-term employees in recognition of their past service.  The Company recorded a capital contribution to additional paid-in capital for the amount received from the Chairman and compensation expense for the amount paid to employees, accordingly.  The Company paid the employer portion of employment taxes and will receive any income tax related benefits from the payments to employees and resulting taxes.